Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2024
Entity Registrant Name	dei_EntityRegistrantName	First Trust Exchange-Traded Fund IV
Entity Central Index Key	dei_EntityCentralIndexKey	0001517936
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 03, 2025
Document Effective Date	dei_DocumentEffectiveDate	Mar. 03, 2025
FT Vest SMID Rising Dividend Achievers Target Income ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

Notwithstanding anything to the contrary in the Fund’s Prospectus or Summary Prospectus, effective March 21, 2025, the second and third sentences in the third paragraph under the section entitled “Principal Investment Strategies” are hereby deleted in their entirety and replaced with the following:

“The Index is designed to measure the performance of a selection of securities that have increased their dividend value over the previous three year and five year annual periods. The Index includes securities selected on criteria including, but not limited to, five year dollar dividend increase, current dividend yield and payout ratio.”